MAJOR CUSTOMER	6 Months Ended
Jun. 30, 2017
Risks and Uncertainties [Abstract]
MAJOR CUSTOMER
NOTE 12:        MAJOR CUSTOMER

The following table sets forth one customer that represented more than 10% of the Company’s total revenues in each of the periods presented below:

	Six months ended June 30,
	2016	2017

Customer A	52%	49%